Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Feb. 15, 2013 Class B Capital Stock [Member]	Feb. 15, 2013 Capital Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	MONARCH CEMENT CO
Entity Central Index Key	0000067517
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			1,416,634	2,597,000
Trading Symbol	mcem
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 65,825,078